INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Inventories
SCHEDULE OF INVENTORIES
	December 31, 2024	December 31, 2023
Finished goods	$954,453	$904,858
Parts	577,810	691,678
	$1,532,263	$1,596,536

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Inventory	$4,529,655	$3,738,980	$6,048,348
Consulting and services	451,984	549,448	730,170
Other	181,212	202,300	35,866
	$5,162,851	$4,490,728	$6,814,384